Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (478,104)	$ (853,647)	$ (4,437,434)	$ (5,021,703)
Accumulated deficit	(14,016,881)		(13,510,517)	(8,952,466)
Working capital deficit	2,581,653		2,257,059
Subordinated stockholder debt	1,299,712		1,299,712
Current portion of lease liability	$ 29,649		$ 29,337	$ 136,952